Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of long-term investments

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investments	284,536	252,407
Equity securities	69,319	48,580
Total long-term investments	353,855	300,987

Schedule of combined financial information for investee companies

Year ended December 31,
2022
RMB
Fair value of the consideration received	—
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	64,000
Add: Carrying amount of redeemable noncontrolling interest	40,750
Less: Carrying amount of non-redeemable noncontrolling interest	(7,178)
Less: Carrying amount of Suzhou Photon-Matrix’s net assets	(25,598)
Gains on deconsolidation of Suzhou Photon-Matrix	71,974
Summary of combined financial position for the investee companies as of December 31, 2022 and 2023 and the results of the operation for the years ended December 31, 2021, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Financial position:
Current assets	1,216,042	878,519
Non-current assets	999,573	1,093,602
Total assets	2,215,615	1,972,121
Current liabilities	942,899	1,043,703
Non-current liabilities	1,056,274	1,146,673
Total liabilities	1,999,173	2,190,376
Shareholders’ equity (deficit)	216,442	(218,255)
Total liabilities and shareholders’ equity (deficit)	2,215,615	1,972,121

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Results of operations:
Total revenues	711,800	1,134,152	1,290,126
Loss from operation	(482,095)	(636,240)	(795,354)
Net loss	(392,337)	(641,401)	(839,052)